Capital Management and Solvency - Additional Information (Detail) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2022 EUR (€) € / shares	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Disclosure of capital management and solvency [line items]
Solvency contribution risk-based capital own fund ratio	100.00%
Withdrawal of insurance license triggered by breach of Authorized Control Level (ACL), percentage	100.00%
Withdrawal of insurance license triggered by breach of Company Action Level (CAL), percentage	50.00%
Percentage of higher capital requirement in SCR	100.00%
Solvency II revaluations related to items that are not recognized under Solvency	€ 1,692	€ 2,263
Solvency II revaluation related to the Net Asset Value of subsidiaries that are included under the Deduction & Aggregation method	3,134	7,331
Total distributable reserves	€ 5,363	14,093
Capital requirements on a solo-level, Solvency II ratio	100.00%
Increase in eligible own funds	€ (3,099)
Increase in PIM Solvency Capital Requirement Reserve	(1,382)
Cash capital maintained	1,600	1,300
Gross Financial Leverage	5,621	5,932
Available Own Funds	16,525	19,431
Freely distributable reserves	5,363	10,205
Reduction of own Eligible funds due to tiering restrictions	194
Dividend recognized as distribution to owners	347	€ 248	€ 118
Delevaraging Amount	€ 386
Dividend per common share | € / shares	€ (0.23)
Share buy back authorized amount	€ 300
Reduction in the gross financial leverage as per estimate	€ 700
Closing foreign exchange rate	1.2
Share Buy Back Progamme Authorized First Quarter Of Two Thousand And Twenty Three [Member]
Disclosure of capital management and solvency [line items]
Share buy back authorized amount	€ 500
Share Buy Back Progamme Authorized First Quarter Of Two Thousand And Twenty Two [Member]
Disclosure of capital management and solvency [line items]
Share buy back authorized amount	500
External Dividends [Member]
Disclosure of capital management and solvency [line items]
Dividend recognized as distribution to owners	€ 460
United States [member]
Disclosure of capital management and solvency [line items]
Risk based capital ratio	425.00%	426.00%
The Netherlands [member]
Disclosure of capital management and solvency [line items]
Life solvency two ratio	210.00%	186.00%
United Kingdom [member]
Disclosure of capital management and solvency [line items]
Equitable solvency two ratio	169.00%	167.00%
Statutory Capital Reserve For Solvency Two Units [Member]
Disclosure of capital management and solvency [line items]
Operating level capital percentage	400.00%
RBC Cal [Member]
Disclosure of capital management and solvency [line items]
Operating level capital percentage	150.00%
Subordinated notes issued by Aegon Funding Corp [Member]
Disclosure of capital management and solvency [line items]
Available Own Funds	€ 770	€ 832
Subordinated liabilities Aegon NV [Member]
Disclosure of capital management and solvency [line items]
Reclassification of subordinated liabilities	2,678	3,168
Available Own Funds	720	767
Grandfathered subordinated notes [Member]
Disclosure of capital management and solvency [line items]
Available Own Funds	705	750
Junior Perpetual Capital Securities [member]
Disclosure of capital management and solvency [line items]
Available Own Funds	993	1,391
Amount of floating rate movement	950
Perpetual Cumulative Securities [Member]
Disclosure of capital management and solvency [line items]
Available Own Funds	387	459
Perpetual Contingent Convertible Securities [Member]
Disclosure of capital management and solvency [line items]
Available Own Funds	442	515
Aegons insurance group [member]
Disclosure of capital management and solvency [line items]
Solvency II revaluation related to items that have a different valuation treatment between IFRS and Solvency II	2,725	3,666
PIM Solvency Capital Requirement reserve	7,844	9,226
Available Own Funds	16,332	19,431
IFRS and Solvency II frameworks [member]
Disclosure of capital management and solvency [line items]
Solvency II revaluations, total	1,489	9,096
IFRS and Solvency II frameworks [member] | Aegons insurance group [member]
Disclosure of capital management and solvency [line items]
PIM Solvency Capital Requirement reserve	7,844	9,226
New method [member]
Disclosure of capital management and solvency [line items]
Restricted of tier one capital	1,822	2,364
Restricted of tier 2 capital	2,195	2,348
New method [member] | Subordinated notes issued by Aegon Funding Corp [Member]
Disclosure of capital management and solvency [line items]
Restricted of tier 2 capital	770	832
New method [member] | Subordinated liabilities Aegon NV [Member]
Disclosure of capital management and solvency [line items]
Restricted of tier 2 capital	720
New method [member] | Grandfathered subordinated notes [Member]
Disclosure of capital management and solvency [line items]
Restricted of tier 2 capital	705	750
New method [member] | Tier One Total [Member] | Solvency one capital ratio [member]
Disclosure of capital management and solvency [line items]
Available Own Funds	€ 13,585	16,409
New method [member] | Subordinated Liabilities [member]
Disclosure of capital management and solvency [line items]
Restricted of tier 2 capital		€ 767
Top of range [member]
Disclosure of capital management and solvency [line items]
Proportions Group Solvency Two Ratio	208
Cash capital maintained	€ 1,500
Gross Financial Leverage	€ 5,500
Bottom of range [member]
Disclosure of capital management and solvency [line items]
Proportions Group Solvency Two Ratio	(3)
Cash capital maintained	€ 500
Gross Financial Leverage	€ 5,000
Bottom of range [member] | United States [member]
Disclosure of capital management and solvency [line items]
Risk based capital ratio	400.00%	400.00%
Bottom of range [member] | The Netherlands [member]
Disclosure of capital management and solvency [line items]
Life solvency two ratio		150.00%
Equitable solvency two ratio	150.00%
Bottom of range [member] | United Kingdom [member]
Disclosure of capital management and solvency [line items]
Equitable solvency two ratio	150.00%	150.00%